Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, Pennsylvania 19103-7098 (215) 564-8000

September 4, 2009

VIA EDGAR TRANSMISSION Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

RE:	Delaware Investments Dividend and Income Fund, Inc. (File No. 811-07460),
Delaware Investments Global Dividend and Income Fund, Inc. (File No. 811-
08246), Delaware Enhanced Global Dividend and Income Fund (File No. 811-
22050), Delaware Investments Arizona Municipal Income Fund, Inc. (File No.
811-07412), Delaware Investments Colorado Municipal Income Fund, Inc.
(File No. 811-07810), Delaware Investments National Municipal Income Fund
(File No. 811-07410), and Delaware Investments Minnesota Municipal Income
Fund II, Inc. (File No. 811-07420) (collectively, the “Funds”)

Dear Sir or Madam:

     Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, submitted electronically via the EDGAR system are a preliminary proxy statement, notice of special meeting, and form of proxy to be furnished to shareholders of the Funds, all to be used in connection with a joint special meeting of shareholders of the Funds (the “Meeting”) scheduled to be held on November 12, 2009. Definitive copies of these proxy solicitation materials are expected to be sent to shareholders on or about September 21, 2009.

     At the Meeting, shareholders of each Fund will be asked to approve an investment management agreement between the Fund and Delaware Management Company.  Four other similar proxy statements containing substantially similar proposals and information, are concurrently being filed by other registrants managed by Delaware Management Company.

     Please direct any questions and comments relating to this filing to Michael D. Mabry at (215) 564-8011, or in his absence, Samuel K. Goldstein at (215) 564-8128.

Very truly yours,

/s/ Michael D. Mabry Michael D. Mabry

cc:	James O’Connor

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